OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
18. OTHER NON-CURRENT ASSETS

(in thousands of $)	2012	2011
Other long term assets	3,460	39
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 24)	1,819	—
Other non-current assets	5,279	39

As of December 31, 2012, other long-term assets principally relate to (i) $2.3 million of lease incentives incurred in securing the NR Satu time charter. The lease incentive is amortized over the term of the NR Satu time charter, $0.2 million was amortized in the year ended December 31, 2012; and (ii) $1.2 million which relate to parts ordered for the Golar Winter modification.